Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts

FTI Consulting, Inc. and Subsidiaries

Schedule II — Valuation and Qualifying Accounts

(in thousands)

Description	Balance at Beginning of Period	Additions		Deductions**	Balance at End of Period

		Charged to Expense	Charged to Other Accounts*

Year Ended December 31, 2012
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$80,096	$14,179	$13,054	$13,281	$94,048

Valuation allowance for deferred tax asset	$886	$1,053	$—	$—	$1,939

Year Ended December 31, 2011
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$63,205	$12,586	$18,607	$14,302	$80,096

Valuation allowance for deferred tax asset	$—	$886	$—	$—	$886

Year Ended December 31, 2010
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$59,328	$10,720	$9,621	$16,464	$63,205

*	Includes estimated provision for unbilled services recorded as a reduction to revenues (i.e., fee, rate and other adjustments).
**	Includes estimated direct write-offs of uncollectible and unrealizable accounts receivable.